Unaudited Interim Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 2,126	$ 5,111
Deposits		668
Other current assets	418	587
Inventory	711	444
Total current assets	3,255	6,810
Non-Current Assets:
Right of use assets, net	670	761
Property, plant and equipment, net	527	499
Total non-current assets	1,197	1,260
Total Assets	4,452	8,070
Current Liabilities:
Trade accounts payable	170	154
Other accounts payable	1,478	1,364
Lease liabilities	292	277
Financial liabilities at fair market value	886	1,575
Total current liabilities	2,826	3,370
Non-Current Liabilities:
Lease liabilities	348	378
Total non- current liabilities	348	378
Shareholders' Equity:
Ordinary shares, no par value: Authorized 100,000,000 as of June 30, 2025 and December 31, 2024; issued and outstanding 28,651,297 shares as of June 30, 2025 and 24,252,096 shares as of December 31, 2024
Share capital and additional paid-in capital	74,250	70,896
Accumulated losses	(72,972)	(66,574)
Total Shareholders' Equity	1,278	4,322
Total Liabilities and Shareholders' Equity	$ 4,452	$ 8,070